Income Tax (Benefit) Expense - Schedule of Components of Income Tax Expense (Benefit) and Deferred Tax Assets and Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
(a) Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax expense	$ (27,864,014)	$ (74,724,454)	$ (46,448,210)	$ (51,860,307)
Tax at the Australian tax rate of 30% (2023: 30%)	(8,359,204)	(22,417,336)	(13,934,463)	(12,965,077)
Share based payments	1,087,931	1,268,814	1,262,386	3,153,550
Government grants	104,079	49,333	507,207	49,458
State tax expense		19,285
Unrealized foreign exchange gain	(7,459)			38,172
(Loss)/Gain on fair value of derivative instruments		2,760,350	6,582
Borrowing costs	7,524			13,107
Other non-deductible amounts	68,801	60,834	2,793	727,362
Other deferred basis adjustments		(2,169,023)		3,099
Difference in overseas tax rate	670,144	3,367,164	2,232,607	(560,684)
Adjustments for current tax of prior periods	(292,141)	(158,880)	(102,522)
Adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	6,720,325	17,317,146	9,825,461	9,541,013
Income tax (benefit) expense		97,687	(199,949)
(b) Tax losses
Unused tax losses for which no deferred tax asset has been recognized	82,326,319	150,819,578	115,482,188	85,249,412
Potential tax benefit	24,697,896	45,245,873	34,644,656	21,312,383
(d) Deferred tax assets
Tax losses	24,697,896	37,950,397	34,644,656	21,312,353
Exploration and evaluation assets	522,068	192,271	365,919	545,211
Business capital costs	2,143,430	789,677	1,566,275	1,733,648
Other non-current assets	4,759,740	14,237,476	8,116,735	2,055,471
Right of use asset	79,151	141,193	92,858	58,650
Unrealized exchange loss on borrowings	433,514		259,804	213,791
Accrued expenses	307,811	66,059	98,303	468,644
Deferred revenue		648,024
Other	19,686	36,410	21,438	330,510
Total deferred tax assets	32,963,296	54,061,507	45,165,988	26,718,278
Set-off of deferred tax liabilities pursuant to set-off provisions	(2,913,574)	(3,719,657)	(4,970,299)	(1,495,735)
Deferred tax assets not recognized	(30,049,722)	(50,225,561)	(39,994,325)	(25,222,543)
Net deferred tax assets		116,289	201,364
(e) Deferred tax liabilities
Other non-current assets	(2,031,711)	(3,059,287)	(4,162,691)	(351,147)
Prepayments	(215,967)	(161,500)	(224,008)	(1,144,588)
Foreign currency (loss)/gain	(665,896)	(498,870)	(583,600)
Total deferred tax liabilities	(2,913,574)	(3,719,657)	(4,970,299)	(1,495,735)
Set-off of deferred tax liabilities pursuant to set-off provisions	$ 2,913,574	$ 3,719,657	$ 4,970,299	$ 1,495,735